STOCKHOLDERS' EQUITY (Details 1) - $ / shares	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019
STOCKHOLDERS' EQUITY
Options outstanding and exercisable, beginning	918,020	0
Options vested	280,352	918,020
Options expired	0	0
Options outstanding and exercisable, ending	1,198,372	918,020
Weighted average exercise price outstanding and exercisable, beginning	$ .68	$ .00
Weighted average exercise price vested	0.74	.00
Weighted average exercise price expired	0.00	.00
Weighted average exercise price outstanding and exercisable, ending	$ 0.69	$ .68
Average remaining life outstanding and exercisable, beginning	9 years 5 months 5 days
Average remaining life outstanding and exercisable, ending	5 years 1 month 17 days	9 years 5 months 5 days